Retirement Benefit Plans	9 Months Ended
Sep. 30, 2019
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Retirement Benefit Plans
14.	RETIREMENT BENEFIT PLANS
Defined Contribution Plans
ASLAN Pharmaceuticals Pte. Ltd. adopted a defined contribution plan, which is a post-employment benefit plan, under which ASLAN Pharmaceuticals Pte. Ltd. pays fixed contributions into the Singapore Central Provident Fund on a mandatory basis. ASLAN Pharmaceuticals Pte. Ltd. has no further payment obligations once the contributions have been paid. The contributions are recognized as “employee compensation expenses” when they are due.
ASLAN Pharmaceuticals Taiwan Limited adopted a pension plan under the Labor Pension Act (LPA) of the ROC, which is a state-managed defined contribution plan. Under the LPA, ASLAN Pharmaceuticals Taiwan Limited makes monthly contributions to its Taiwan-based employees’ individual pension accounts at 6.0% of monthly salaries and wages.
For the nine months ended September 30, 2018 and 2019, the total expense for such employee benefits in the amount of $329,111 and $268,257 were recognized, respectively
.